SEGMENT REPORTING (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023
Segment Reporting Information
Net revenue	$ 12,562,599	$ 29,163,616	$ 32,086,522
Cost of revenues	11,148,577	26,868,870	28,584,031
GROSS PROFIT	1,414,022	2,294,746	3,502,491
Depreciation and amortization	554,772	571,441	542,214
Capital Expenditures	786,547	2,602,121	1,748,429
TOTAL ASSETS	49,852,370			$ 51,257,994
Oxytetracycline & Licorice products and TCMD
Segment Reporting Information
Net revenue	10,755,535	18,521,112	20,150,899
Cost of revenues	9,501,675	16,622,793	17,531,280
GROSS PROFIT	1,253,860	1,898,319	2,619,619
Depreciation and amortization	444,832	452,036	473,219
Capital Expenditures	685,827	2,570,090	1,678,558
TOTAL ASSETS	37,965,308			38,382,322
Fertilizer
Segment Reporting Information
Net revenue	159,199	752,672	677,274
Cost of revenues	104,591	365,813	537,227
GROSS PROFIT	54,608	386,859	140,047
Depreciation and amortization	22,857	22,123	23,597
Capital Expenditures	23,771	28,098	18,520
TOTAL ASSETS	2,948,492			3,291,960
Heparin products and Sausage casing
Segment Reporting Information
Net revenue	1,647,865	9,889,832	11,258,349
Cost of revenues	1,542,311	9,880,264	10,515,524
GROSS PROFIT	105,554	9,568	742,825
Depreciation and amortization	87,083	97,282	45,398
Capital Expenditures	76,949	$ 3,933	$ 51,351
TOTAL ASSETS	8,938,570			$ 9,583,712
International markets
Segment Reporting Information
Net revenue	$ 0